Loans - Composition of Net Loans (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Gross Loans	$ 394,652,000	$ 430,268,000
Unearned Income	(601,000)	(686,000)
Allowance for Loan Losses	(3,902,796)	(6,473,703)	$ (6,542,326)	$ (8,077,757)
Loans, net	390,148,343	423,108,391
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	320,660,000	341,163,000
Total Gross Loans	320,660,000	341,163,000
Allowance for Loan Losses	(3,117,134)	(5,238,895)	(5,202,151)	(4,706,011)
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	23,793,000	33,133,000
Total Gross Loans	23,793,000	33,133,000
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	18,175,000	23,293,000
Total Gross Loans	18,175,000	23,293,000
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	97,812,000	104,046,000
Total Gross Loans	97,812,000	104,046,000
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	180,880,000	180,691,000
Total Gross Loans	180,880,000	180,691,000
Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	54,526,000	62,480,000
Total Gross Loans	54,526,000	62,480,000
Allowance for Loan Losses	(257,554)	(643,248)	(873,815)	(2,767,409)
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	53,761,000	61,425,000
Total Gross Loans	53,761,000	61,425,000
Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	765,000	1,055,000
Total Gross Loans	765,000	1,055,000
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	19,466,000	26,625,000
Total Gross Loans	19,466,000	26,625,000
Allowance for Loan Losses	(528,108)	(591,560)	$ (466,360)	$ (604,337)
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,156,000	1,061,000
Total Gross Loans	1,156,000	1,061,000
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	18,310,000	25,564,000
Total Gross Loans	$ 18,310,000	$ 25,564,000